United States
Securities and Exchange Commission
Washington, DC  20549
Form 13F

Report for the calendar year or quarter ended June 30, 2000
Check here if amendment {    };  Amendment Number:
This Amendment (Check only one.):  {   } is a restatement.
                                   {   } adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     EASTOVER CAPITAL MANAGEMENT, INC.
Address:  201 SOUTH TRYON STREET
SUITE 1400
CHARLOTTE, NC  28202

13F File Number:

The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   JAYNE P. HOLLAND
Title:  SENIOR VICE PRESIDENT
Phone:  (704) 336-6818

Signature, Place, and Date of signing:


Jayne P. Holland  Charlotte, NC  28281   July 24, 2000


Report Type  (Check only one)

{X}     13F HOLDINGS REPORT.

{  }    13F NOTICE.

{  }    13F COMBINATION REPORT.

List of other managers reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                      0

Form 13F information table entry total:                43

Form 13F information table value total:                206,457


List of other included managers:

  No.     13F File Number     Name


                       FORM 13F INFORMATION TABLE
Name of Issuer        Title    CUSIP     value     Shares/  Sh/Invstmt  Other      Voting Authority
                     Of Class           (x$1000)  Prn Amt  Prn  Dscretn Managers   Sole    Shared  None

Amazon.Com Inc           Com  023135106  1291       35545   sh   sole                35545
America On Line          Com  02364J104  6192      117530   sh   Sole               117530
American Int'l Group     Com  026874107  9817       83550   sh   Sole                83550
American Tel & Tel       Com  001957109  2258       71395   sh   Sole                71395
Amgen Inc                Com  031162100  5328       75840   sh   Sole                75840
Ariba Inc                Com  04033V104  6856       69930   sh   Sole                69930
BP Amoco Corp            Com  055622104  4291       75857   sh   Sole                75857
Bank America Corp        Com  060505104  4762      110750   sh   Sole               110750
Bristol Myers Squibb     Com  110122108  6124      105132   sh   Sole               105132
Caterpillar Inc          Com  149123101  1503       44375   sh   Sole                44375
Cisco Systems            Com  17275R102 15952      250964   sh   Sole               250964
Citigroup                Com  172967101  5251       87156   sh   Sole                87156
Coca Cola Co             Com  191216100  2376       41359   sh   Sole                41359
Compaq Computer Corp     Com  204493100  2253       88155   sh   Sole                88155
Duke Energy Corp         Com  264399106  3165       56148   sh   Sole                56148
E.I. DuPont              Com  263534109   306        7000   sh   Sole                 7000
EMC Corp                 Com  268648102 12486      162290   sh   Sole               162290
Exxon Mobil Corp         Com  30231G102  7454       94960   sh   Sole                94960
General Electric         Com  369604103 12498      235811   sh   Sole               235811
Gillette Cos             Com  375766102  1695       48506   sh   Sole                48506
Haliburton               Com  406216101  2465       52238   sh   Sole                52238
Hershey Foods            Com  427866108  1513       31205 	sh   Sole                31205
Ingersol Rand            Com  456866102  1599       39730   sh   Sole                39730
IBM                      Com  459200101  7932       72394   sh   Sole                72394
Int'l Paper              Com  460146103  1508       50575   sh   Sole                50575
Intel Corp               Com  458140100  7893       59043   sh   Sole                59043
Johnson & Johnson        Com  478160104   255        2500   sh   Sole                 2500
Lucent Technologies      Com  549463107  5046       85158   sh   Sole                85158
McDonalds Corp           Com  580135101  3965      120370   sh   Sole               120370
Medtronic Inc            Com  585055106  4503       90405   sh   Sole                90405
Merck & Co               Com  589331107   754        9843   Sh   Sole                 9843
Microsoft Corp           Com  594918104  4694       58680   sh   Sole                58680
Nokia Corp               Com  654902204  4323       86560   sh   Sole                86560
Pepsico Inc              Com  713448108  3293       76348   sh   Sole                76348
Pfizer Inc.              Com  717081103  6276      130742   sh   Sole               130742
Procter & Gamble         Com  742718109  2538       44326   sh   Sole                44326
Schlumberger Ltd         Com  806857108  4121       55227   sh   Sole                55227
Solectron Corp           Com  834182107  8712      208050   sh   Sole               208050
Sun Microsystems         Com  866810104 15340      168689   sh   Sole               168689
Transocean Sedco         Com  G90078109   493        9221   sh   Sole                 9221
Wachovia Corp            Com  929771103   253        4656   sh   Sole                 4656
Weyersauser Corp         Com  962166104  1708       39730   sh   Sole                39730
Yahoo Inc                Com  984332106  5314       42900   sh   Sole                42900